Current and deferred income tax (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current and deferred income tax
Earnings before taxes	R$ 109,868	R$ 936	R$ 35,966
Statutory combined income tax rate	34.00%	34.00%	34.00%
Income tax at statutory rates - %	R$ (37,355)	R$ (318)	R$ (12,228)
Income exempt from taxation - ProUni benefit	185,399	95,812	20,211
Unrecognized deferred tax asset on tax losses	(123,408)	(2,040)	15,320
Non-deductible expenses	(12,057)	17	(2,863)
Tax losses used to reduce current tax			30
Other	224	(1,267)	772
Income taxes	R$ 12,803	R$ 92,204	R$ 21,242
Effective tax rate (as a percent)	(12.00%)	(9851.00%)	(59.00%)
Current income tax expense	R$ (53,611)	R$ (18,023)	R$ (11,333)
Deferred income taxes	R$ 66,414	R$ 110,227	R$ 32,575